Unaudited Interim Condensed Consolidated Statements of Cash Flows - 6K - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (17,730)	$ (3,105)	$ (8,956)	$ 80,348	$ 10,907
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	6,317	342	1,865	3	982
Amortization of deferred dry-docking costs	360	0	38	0	232
Amortization of deferred finance charges	186	23	72	0	1,090
Amortization of convertible promissory note beneficial conversion feature	688	227	334	0	0
Stock based compensation	119	0	178	0	15
Gain on extinguishment of convertible promissory notes	0	(200)	(200)	0	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	(310)	(469)	(1,287)	1,188	1,025
Inventories	10	(956)	(2,980)	61	(1,005)
Other current assets	160	(244)	(353)	661	1,113
Deferred charges	(183)	0	(1,232)	0	(1,041)
Other non-current assets	(5)	0	0	0	141
Trade accounts and other payables	(1,202)	865	5,715	(1,884)	(658)
Due to related parties	0	(105)	(105)	875	2,914
Accrued liabilities	(618)	584	1,990	(10,380)	7,147
Deferred revenue	(87)	193	154	(205)	315
Net cash (used in) / provided by operating activities	(12,295)	(2,845)	(4,737)	(14,858)	1,030
Cash flows from investing activities:
Acquisition of vessels	0	(63,424)	(201,684)	0	0
Net cash (used in) / provided by investing activities	0	(63,424)	(201,684)	105,895	993
Cash flows from financing activities:
Net proceeds from issuance of common stock	4,080	10,691	13,820	3,204	0
Proceeds from long-term debt	0	47,813	179,047	0	0
Proceeds from convertible promissory notes	9,400	6,800	15,765	0	0
Payments of financing costs	(30)	(339)	(930)	0	0
Repayments of long-term debt	(550)	(400)	(600)	(94,443)	(5,246)
Repayments of convertible promissory notes	0	(200)	(200)	0	0
Net cash provided by / (used in) financing activities	12,900	64,365	206,852	(91,239)	(3,246)
Net increase/(decrease) in cash and cash equivalents	605	(1,904)	431	(202)	(1,223)
Cash and cash equivalents at beginning of period	3,304	2,873	2,873	3,075	4,298
Cash and cash equivalents at end of period	3,909	969	3,304	2,873	3,075
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	$ 6,113	$ 285	$ 855	$ 10,557	$ 0